Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	At June 30, 2024 and December 31, 2023, other current liabilities consisted of the following:
	June 30,	December 31,
	2024	2023
Accrued expenses (a)	$1,166,279	$674,949
Advance from customers (b)	3,128,563	3,434,075
Other payables (c)	1,937,592	2,001,714
	$6,232,434	$6,110,738
(a)	Accrued expenses mainly relate to staff-related expenses.
(b)	Advance payments from customers primarily refer to the prepayment made by customers for goods before their delivery. This arrangement involves customers paying upfront, ensuring a commitment to the purchase prior to receiving the products.

(c)	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.